Property and Equipment - Summary of Property and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 3,377
Balance at end of year	3,251
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	6,924
Additions	397
Disposals	(354)
Adjustments	30
Balance at end of year	6,997
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(3,547)
Depreciation	518
Disposals	334
Adjustments	15
Balance at end of year	(3,746)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,777
Balance at end of year	1,642
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	2,591
Additions	150
Disposals	(64)
Adjustments	15
Balance at end of year	2,692
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(814)
Depreciation	276
Disposals	47
Adjustments	7
Balance at end of year	(1,050)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	451
Balance at end of year	459
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	784
Additions	25
Disposals	(8)
Adjustments	3
Balance at end of year	804
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(333)
Depreciation	20
Disposals	9
Adjustments	1
Balance at end of year	(345)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	209
Balance at end of year	175
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,193
Additions	59
Disposals	(201)
Adjustments	3
Balance at end of year	1,054
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(984)
Depreciation	92
Disposals	199
Adjustments	2
Balance at end of year	(879)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	387
Balance at end of year	352
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	888
Additions	13
Disposals	(30)
Adjustments	4
Balance at end of year	875
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(501)
Depreciation	49
Disposals	30
Adjustments	3
Balance at end of year	(523)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	553
Balance at end of year	623
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,468
Additions	150
Disposals	(51)
Adjustments	5
Balance at end of year	1,572
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(915)
Depreciation	81
Disposals	49
Adjustments	2
Balance at end of year	$ (949)